UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Avenue
          New York, New York  10178


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York          February 9, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $139,184
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name

(1)                                       Tiger Veda Global, L.P.

                                                                  FORM 13F INFORMATION TABLE
                                                                  Tiger Veda Management, LLC
                                                                      December 31, 2006

COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------         -----       --------  -------  --- ----   ----------  --------  ----    ------  ----
ACCO BRANDS CORP               COM              00081T108    4,623    174,650  SH         SOLE        (1)       174,650
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105   17,364    384,000  SH         SOLE        (1)       384,000
AMERICAN EXPRESS CO            COM              025816109    7,857    129,500  SH         SOLE        (1)       129,500
AMERICAN TOWER CORP            CL A             029912201    3,542     95,000  SH         SOLE        (1)        95,000
MITTAL STEEL CO N V            NY REG SH CL A   60684P101   10,747    254,800  SH         SOLE        (1)       254,800
BLUE NILE INC                  COM              09578R103      922     25,000  SH         SOLE        (1)        25,000
BRISTOW GROUP INC              COM              110394103    3,663    101,500  SH         SOLE        (1)       101,500
CORE MARK HOLDING CO INC       COM              218681104    3,938    117,732  SH         SOLE        (1)       117,732
CROCS INC                      COM              227046109    3,672     85,000  SH         SOLE        (1)        85,000
FRONTLINE LTD                  SHS              G3682E127    1,035     32,500  SH         SOLE        (1)        32,500
GRUPO AEROPORTUARIO CTR NORT   SPON ADR         400501102      445     20,000  SH         SOLE        (1)        20,000
GRUPO AEROPORTUARIO DEL PAC    SPON ADR B       400506101    9,895    252,500  SH         SOLE        (1)       252,500
HOUSTON WIRE & CABLE CO        COM              44244K109    1,045     50,000  SH         SOLE        (1)        50,000
LAMSON & SESSIONS CO           COM              513696104    4,655    191,900  SH         SOLE        (1)       191,900
NII HLDGS INC                  CL B NEW         62913F201    9,859    153,000  SH         SOLE        (1)       153,000
NOVELIS INC                    COM              67000X106   17,546    630,000  SH         SOLE        (1)       630,000
NUTRI SYS INC NEW              COM              67069D108    3,170     50,000  SH         SOLE        (1)        50,000
PILGRIMS PRIDE CORP            COM              721467108    5,915    201,000  SH         SOLE        (1)       201,000
PORTLAND GEN ELEC CO           COM NEW          736508847    1,090     40,000  SH         SOLE        (1)        40,000
QUALCOMM INC                   COM              747525103    5,291    140,000  SH         SOLE        (1)       140,000
RESEARCH IN MOTION LTD         COM              760975102    9,775     76,500  SH         SOLE        (1)        76,500
SBA COMMUNICATIONS CORP        COM              78388J106    6,050    220,000  SH         SOLE        (1)       220,000
WESTERN UN CO                  COM              959802109    7,085    316,000  SH         SOLE        (1)       316,000

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